SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 ILS (₪) ₪ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Mar. 31, 2026 ILS (₪)	Dec. 31, 2025 USD ($)
Significant Accounting Policies [Line Items]
Pledged amount to bank as collateral for guarantees to secure lease payments				$ 57		$ 57
Lease payments	$ 58		$ 57
Percentage of regular deposits by employee			8.33%
Severance Costs			$ 179	$ 122
Operating lease liabilities						$ 468
Ordinary shares exercise price | (per share)		₪ 3.39	$ 3.39
Line of credit | ₪		₪ 86			₪ 86